Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Class of Warrant or Right, Outstanding	119,475,736		23,019,301
Stock Purchase Warrants [Member]
Class of Warrant or Right, Outstanding	0		200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50		$ 1.50
Warrant Expiration Date	February-14		February-14
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants One [Member]
Class of Warrant or Right, Outstanding	0		800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70		$ 0.70
Warrant Expiration Date	June-14		June-14
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Two [Member]
Class of Warrant or Right, Outstanding	0		1,180,547
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.42		$ 1.42
Warrant Expiration Date	December-14		December-14
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Three [Member]
Class of Warrant or Right, Outstanding	0		2,115,596
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.42		$ 1.42
Warrant Expiration Date	December-14		December-14
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Four [Member]
Class of Warrant or Right, Outstanding	1,070,916		1,070,916
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.51		$ 0.51
Warrant Expiration Date	February-15		February-15
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Five [Member]
Class of Warrant or Right, Outstanding	325,000		325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.25		$ 1.25
Warrant Expiration Date	February-15		February-15
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Six [Member]
Class of Warrant or Right, Outstanding	325,000		325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50		$ 1.50
Warrant Expiration Date	February-15		February-15
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Seven [Member]
Class of Warrant or Right, Outstanding	325,000		325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.75		$ 1.75
Warrant Expiration Date	February-15		February-15
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Eight [Member]
Class of Warrant or Right, Outstanding	1,295,138		1,295,138
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.54		$ 0.54
Warrant Expiration Date	April-15		April-15
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Nine [Member]
Class of Warrant or Right, Outstanding	100,000		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.37		$ 0.37
Warrant Expiration Date	October-15		October-15
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Ten [Member]
Class of Warrant or Right, Outstanding	1,488,839		1,488,839
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.60		$ 0.60
Warrant Expiration Date	April-16		April-16
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Eleven [Member]
Class of Warrant or Right, Outstanding	916,665		916,665
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50		$ 0.50
Warrant Expiration Date	April-16		April-16
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Twelve [Member]
Class of Warrant or Right, Outstanding	20,000		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40		$ 0.40
Warrant Expiration Date	June-16		June-16
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Thirteen [Member]
Class of Warrant or Right, Outstanding	136,364		136,364
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.66		$ 0.66
Warrant Expiration Date	February-18		February-18
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Fourteen [Member]
Class of Warrant or Right, Outstanding	6,363,638		6,363,638
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75		$ 0.75
Warrant Expiration Date	February-18		February-18
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Fifteen [Member]
Class of Warrant or Right, Outstanding	5,047,461		5,047,461
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.65		$ 0.65
Warrant Expiration Date	December-18		December-18
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity	[1]	Equity*	[1]
Stock Purchase Warrants Sixteen [Member]
Class of Warrant or Right, Outstanding	232,964		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.65		$ 0.65
Warrant Expiration Date	December-18		December-18
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Seventeen [Member]
Class of Warrant or Right, Outstanding	2,884,615		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52		$ 0.52
Warrant Expiration Date	March-19		March-19
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Liability		Liability
Stock Purchase Warrants Eighteen [Member]
Class of Warrant or Right, Outstanding	1,474,615		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52		$ 0.52
Warrant Expiration Date	March-19		March-19
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Liability		Liability
Stock Purchase Warrants Nineteen [Member]
Class of Warrant or Right, Outstanding	3,525,000		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52		$ 0.52
Warrant Expiration Date	June-19		June-19
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Liability		Liability
Stock Purchase Warrants Twenty [Member]
Class of Warrant or Right, Outstanding	1,079,137		1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70		$ 0.70
Warrant Expiration Date	February-20		February-20
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Twenty One [Member]
Class of Warrant or Right, Outstanding	250,000		250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70		$ 0.70
Warrant Expiration Date	February-20		February-20
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Equity		Equity
Stock Purchase Warrants Twenty Two [Member]
Class of Warrant or Right, Outstanding	25,115,384		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52		$ 0.52
Warrant Expiration Date	March-21		March-21
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Liability		Liability
Stock Purchase Warrants Twenty Three [Member]
Class of Warrant or Right, Outstanding	67,500,000		0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52		$ 0.52
Warrant Expiration Date	June-21		June-21
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Liability		Liability

[1]	These warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.